Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Orico	Sep. 22, 2010 Orico	Mar. 31, 2012 Equity securities (marketable)	Mar. 31, 2011 Equity securities (marketable)	Mar. 31, 2012 Available-for-sale securities	Mar. 31, 2011 Available-for-sale securities	Mar. 31, 2010 Available-for-sale securities	Mar. 31, 2012 Available-for-sale securities Debt securities	Mar. 31, 2011 Available-for-sale securities Debt securities	Mar. 31, 2012 Available-for-sale securities Equity securities	Mar. 31, 2011 Available-for-sale securities Equity securities
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairment charges previously recorded through earnings which are reclassified to Accumulated other comprehensive loss, net of tax			¥ 99,910
Other-than-temporary impairment charges previously recorded through earnings which are reclassified to Accumulated other comprehensive loss, pre-tax amount			141,212
Other-than-temporary impairment charges previously recorded through earnings which are reclassified to Accumulated other comprehensive loss, tax effect			33,775
Other-than-temporary impairment charges previously recorded through earnings which are reclassified to Accumulated other comprehensive loss, portion attributable to noncontrolling interests			7,527
Available-for-sale securities, other-than-temporary impairment losses								117,029	77,042	92,497	7,238	12,394	109,791	64,648
Available-for-sale securities, gross realized gains on sales	100,371	194,908	248,254
Available-for-sale securities, gross realized losses on sales	28,840	40,376	26,492
Equity method Investments, carrying value	231,730	172,326				15,497	15,420
Equity method Investments, aggregated market values						¥ 21,346	¥ 20,398
Percentage of proportionate share to the total outstanding common shares				25.60%	27.10%
Maximum percentage of proportionate share to the total outstanding common shares if convertible preferred shares are fully converted				58.00%